Offerings - Offering: 1	Sep. 04, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01
Amount Registered | shares	20,125,000
Proposed Maximum Offering Price per Unit	20.64
Maximum Aggregate Offering Price	$ 415,380,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 61,310.09
Offering Note	Note 1.a: Assumes the exercise in full of the underwriters' option to purchase 2,625,000 shares of common stock. Note 1.b: Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and 457(r) of the Securities Act of 1933, as amended, based on the average of the high and low prices for the shares of common stock as reported by the New York Stock Exchange on September 3, 2024.